Average Annual Total Returns - Investor A1 - BlackRock California Municipal Opportunities Fund	Sep. 28, 2020
SPCaliforniaMunicipalBondIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.40%
5 Years	3.66%
10 Years	5.01%
SPMunicipalBondIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%